Cover	Mar. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2025
Entity File Number	000-53438
Entity Registrant Name	Indo Global Exchange(s) Pte, Ltd.
Entity Central Index Key	0001442853
Entity Tax Identification Number	48-1308991
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6400 S. Fiddlers Green #250 #1012
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	34
Local Phone Number	691 228309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false